Income and deferred tax - Amounts recognised in consolidated income statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current taxes:
Tax expense for the year	€ (7,761)	€ (5,251)	€ (14,132)
Income (expense) relating to other periods	328	(2,666)	156
Total current income taxes	(7,433)	(7,917)	(13,976)
Deferred taxes:
Tax loss carry forwards	34,786	1,606	(10,862)
Temporary differences	(29,455)	2,991	3,140
Total deferred income taxes	5,331	4,597	(7,722)
Tax income (expense) recognized in the income statement	€ (2,102)	€ (3,320)	€ (21,698)